FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679


DATE OF REPORTING PERIOD:                              SEPTEMBER 30, 2010

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value

         COMMON STOCK - 99.84%

         Advertising Industry -- 0.34%
   2,400 Omnicom Group................................            94,752
                                                                 -------


         Aerospace/Defense Industry -- 0.25%
   1,100 Rockwell Automation Incorporated.............            67,903
                                                                 -------


         Air Delivery & Freight Services Industry --
         1.38%
   5,700 United Parcel Service........................           380,133
                                                                 -------


         Air Transport Industry -- 0.69%
   1,600 Fedex Corporation............................           136,800
   4,050 Southwest Airlines Company...................            52,934
                                                                 -------
                                                                 189,734
                                                                 -------

         Auto & Truck Industry -- 1.13%
   1,100 Cummins Incorporated.........................            99,638
  10,100 Ford Motor Company...........................           123,624
   1,800 Paccar Incorporated..........................            86,670
                                                                 -------
                                                                 309,932
                                                                 -------

         Auto Parts (OEM) Industry -- 0.33%
     700 Arvinmeritor.................................            10,878
   2,200 Johnson Controls Incorporated................            67,100
     600 Superior Industries International............            10,368
   1,300 Synovus Financial Corporation................             3,198
                                                                 -------
                                                                  91,544
                                                                 -------

         Auto Parts (Replacement) Industry -- 0.92%
   5,650 Genuine Parts Company........................           251,934
                                                                 -------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Bank Industry -- 6.91%
   3,900 BB&T Corporation................................         93,912
  27,975 Bank of America Corporation.....................        366,473
   5,530 Bank of New York Mellon Corporation.............        144,499
     900 Capital One Financial...........................         35,595
  52,000 Citigroup Incorporated..........................        203,320
  11,200 J.P. Morgan Chase & Company.....................        426,272
     600 Keycorp.........................................          4,776
   1,100 M & T Bank Corporation..........................         89,991
   1,229 PNC Financial Services Group....................         63,797
   1,500 State Street Corporation........................         56,490
   1,500 Suntrust Banks..................................         38,745
  14,995 Wells Fargo and Company.........................        376,674
                                                               ---------
                                                               1,900,544
                                                               ---------

         Bank (Midwest) Industry -- 1.03%
   1,100 Comerica Incorporated...........................         40,865
   2,700 Fifth Third Bankcorp............................         32,481
   1,100 Northern Trust..................................         53,064
   7,228 US Bankcorp.....................................        156,269
                                                                 -------
                                                                 282,679
                                                                 -------

         Bank (Southeast) Industry -- 0.12%
     600 Fiserv Incorporated.............................         32,292
                                                                 -------


         Beverage (Soft Drink) Industry -- 3.34%
   7,000 Coca Cola Company...............................        409,640
   2,000 Coca Cola Enterprises Incorporated..............         62,000
   6,700 Pepsico Incorporated............................        445,148
                                                                 -------
                                                                 916,788
                                                                 -------

         Biotechnology Research & Development
         Industry -- 0.53%
   2,600 Biogen Idec Incorporated........................        145,912
                                                                 -------


         Business Services Industry -- 0.96%
   1,300 Convergys Corporation...........................         13,585
   2,600 Fidelity National Information Services..........         70,538
     300 MasterCard Corporation..........................         67,200
     629 Total System Services Incorporated..............          9,586
   1,400 Visa Incorporated Class A.......................        103,964
                                                                 -------
                                                                 264,873
                                                                 -------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Cable and Television Services Industry -- 0.24%
   1,200 Time Warner Cable Class A.......................       64,788
                                                               --------


         Chemical (Specialty) Industry -- 0.85%
   2,600 Praxair Incorporated............................      234,676
                                                               --------


         Communication (Other) Industry -- 0.24%
   2,200 Juniper Networks................................       66,770
                                                               --------


         Communication Services (Diversified) Industry --
         0.30%
   1,600 American Tower Corporation......................       82,016
                                                               --------


         Communication Equipment Industry -- 0.42%
   2,800 DirecTV Group Incorporated......................      116,564
                                                               --------


         Computer & Peripherals Industry -- 3.77%
   2,700 Apple Incorporated..............................      766,125
   6,900 Dell Incorporated...............................       89,493
   7,400 EMC Corporation.................................      150,294
   1,800 Ingram Micro Incorporated.......................       30,348
                                                             ---------
                                                             1,036,260
                                                             ---------

         Computer Networks Industry -- 0.27%
   1,500 Netapp Incorporated.............................       74,685
                                                               --------


         Computer Software & Services Industry -- 4.51%
   1,600 Adobe Sys Incorporated..........................       41,840
   3,600 Automatic Data Processing Incorporated..........      151,308
   2,550 CA Incorporated.................................       53,856
     400 Citrix Systems Incorporated.....................       27,296
   3,000 Compuware Corporation...........................       25,560
  23,600 Microsoft Corporation...........................      577,964
   2,700 Nvidia Corporation..............................       31,536
  12,329 Oracle Corporation..............................      331,034
                                                             ---------
                                                             1,240,394
                                                             ---------

         Consumer & Business Services Industry -- 0.15%
   1,500 Paychex Incorporated............................       41,235
                                                               --------


         Credit Services Industry -- 0.18%
   3,020 Discover Financial Services.....................       50,374
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Drug Industry -- 4.08%
   2,300 Allergan Incorporated...........................      153,019
   4,200 Amerisourcebergen Corporation...................      128,772
   7,700 Amgen Incorporated..............................      424,347
   3,500 Genzyme Corporation - General Division..........      247,765
   3,198 Medco Health Solutions Incorporated ............      166,488
                                                              ---------
                                                              1,120,391
                                                              ---------

         Drugstore Industry -- 0.71%
   5,800 Walgreen Company................................      194,300
                                                               --------


         Electrical Equipment Industry -- 1.54%
   4,200 Emerson Electric Company........................      221,172
   1,600 Grainger WW Incorporated........................      190,576
     600 Qlogic Corporation..............................       10,584
                                                               --------
                                                               422,332
                                                               --------

         Electronics Industry -- 0.13%
     900 Thomas and Betts Corporation....................       36,918
                                                               --------


         Environmental Industry -- 0.95%
   3,100 AutoNation Incorporated.........................       72,075
     800 Flowserve Corporation...........................       87,536
   3,300 Republic Services Group.........................      100,617
                                                               --------
                                                               260,228
                                                               --------

         Financial Services Industry -- 2.59%
   4,100 American Express Company........................      172,323
   1,560 Ameriprise Financial Incorporated...............       73,835
     650 Broadridge Financial Solutions..................       14,866
   1,700 Deluxe Corporation..............................       32,521
     600 Franklin Resources Incorporated.................       64,140
   1,100 H&R Block Incorporated..........................       14,245
     900 Janus Capital Group Incorporated................        9,855
   4,340 Morgan Stanley..................................      107,111
     800 Price T Rowe Group Incorporated.................       40,056
   1,900 Prudential Financial............................      102,942
   5,650 Schwab (Chas) Corporation.......................       78,535
                                                               --------
                                                               710,429
                                                               --------

         Food Processing Industry -- 2.91%
   1,100 Campbell Soup Company...........................       39,325
   7,400 General Mills Incorporated......................      270,396
   1,400 HJ Heinz Company................................       66,318
   5,600 Hershey Company ................................      266,504
   3,100 Kellogg Company.................................      156,581
                                                               --------
                                                               799,124
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Food Wholesalers Industry -- 0.97%
     300 Supervalu Incorporated..........................        3,459
   9,200 Sysco Corporation...............................      262,384
                                                               --------
                                                               265,843
                                                               --------

         Furniture/Home Furnishings Industry -- 0.12%
   1,400 Leggett & Platt.................................       31,864
                                                               --------


         Grocery Industry -- 0.14%
   1,800 Safeway Incorporated............................       38,088
                                                               --------


         Healthcare Info Systems Industry -- 0.56%
   2,500 McKesson Corporation............................      154,450
                                                               --------


         Heavy Construction Industry -- 0.06%
   3,200 Global Industries Limited.......................       17,504
                                                               --------


         Homebuilding Industry -- 0.05%
   1,200 D.R. Horton Incorporated........................       13,344
                                                               --------


         Household Products Industry -- 2.86%
   1,982 Newell Rubbermaid Incorporated..................       35,299
  12,500 Procter & Gamble Company........................      749,625
                                                               --------
                                                               784,924
                                                               --------

         Independent Oil & Gas Industry -- 1.50%
   2,600 Chesapeake Energy...............................       58,890
   1,800 EOG Resources...................................      167,346
     900 Newfield Exploration Company....................       51,696
   1,300 Noble Energy Incorporated.......................       97,617
   1,423 Plains Exploration & Production Company.........       37,951
                                                               --------
                                                               413,500
                                                               --------

         Industrial Materials Industry -- 0.36%
   2,000 Peabody Energy Corporation......................       98,020
                                                               --------


         Industrial Services Industry -- 0.18%
   2,800 Nabors Industries Limited.......................       50,568
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Insurance (Diversified) Industry -- 1.21%
   2,008 Lincoln National Corporation....................       48,031
   8,000 Lowe's Companies Incorporated...................      178,320
     600 MBIA Incorporated...............................        6,030
   1,500 MGIC Investment Corporation.....................       13,845
   2,400 Marsh and McLennan Companies....................       57,888
   1,300 Unum Group......................................       28,795
                                                               --------
                                                               332,909
                                                               --------

         Insurance (Life) Industry -- 0.73%
   2,000 AFLAC Incorporated..............................      103,420
   2,500 MetLife Incorporated............................       96,125
                                                               --------
                                                               199,545
                                                               --------

         Insurance (Property/Casualty) Industry -- 2.09%
   2,900 Allstate Corporation............................       91,495
   1,800 Chubb Corporation...............................      102,582
     661 Cincinnati Financial............................       19,050
   1,400 Hartford Financial Services Group...............       32,130
   5,400 Progressive Corporation.........................      112,698
     800 Renaissancere Holdings Limited  ................       47,968
   3,213 Travelers Companies Incorporated................      167,397
                                                               --------
                                                               573,320
                                                               --------

         Internet Auction Industry -- 0.30%
   3,400 EBay Incorporated...............................       82,960
                                                               --------


         Internet Software & Services Industry -- 0.23%
   4,149 Symantec Corporation............................       62,775
                                                               --------


         Investment Co. (Domestic) Industry -- 0.73%
   5,100 NStar...........................................      200,685
                                                               --------


         Investments (Diversified)Industry -- 0.19%
     200 CME Group Incorporated..........................       52,090
                                                               --------


         Machinery (Construction & Mining) Industry -- 0.63%
   2,500 Deere and Company...............................      174,450
                                                               --------


         Machinery Industry -- 0.32%
     200 Snap On Incorporated............................        9,302
   1,300 Stanley Black Decker Incorporated ..............       79,664
                                                               --------
                                                                88,966
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Management Services Industry -- 0.60%
   3,400 Express Scripts Incorporated....................      165,580
                                                               --------


         Manufacturing - Communication/Industrial Products
         Industry -- 0.03%
     587 JDS Uniphase....................................        7,273
                                                               --------


         Manufacturing - Electronics (General) Industry --
         0.12%
   1,625 Molex Incorporated..............................       34,011
                                                               --------


         Manufacturing (General) Industry -- 1.37%
   3,700 3M Company......................................      320,827
     500 Diebold Incorporated............................       15,545
     900 Lexmark International...........................       40,158
                                                               --------
                                                               376,530
                                                               --------

         Medical (Clinical Supplies & Services) Industry --
         0.81%
   4,400 Quest Diagnostics Incorporated..................      222,068
                                                               --------


         Medical Instruments & Supplies Industry -- 3.61%
  11,400 Abbott Laboratories.............................      595,536
   2,800 Cardinal Health Incorporated....................       92,512
   1,400 Carefusion Corporation..........................       34,776
   2,100 Hill Rom Holdings Incorporated..................       75,369
   5,800 Medtronic Incorporated..........................      194,764
                                                               --------
                                                               992,957
                                                               --------

         Metal Fabricating Industry -- 0.62%
   3,600 Illinois Tool Works Incorporated................      169,272
                                                               --------


         Natural Gas (Distribution) Industry -- 0.89%
   1,100 Pioneer Natural.................................       71,533
   4,600 WGL Holdings....................................      173,788
                                                               --------
                                                               245,321
                                                               --------

         Natural Gas (Diversified) Industry -- 0.65%
   3,100 Southwestern Energy Company.....................      103,664
   3,900 Williams Companies Incorporated.................       74,529
                                                               --------
                                                               178,193
                                                               --------

         Newspaper Industry -- 0.11%
   2,500 Gannett Incorporated............................       30,575
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Office Equipment & Supplies Industry -- 0.55%
   1,000 Office Depot Incorporated.......................        4,600
   5,000 Pitney Bowes Incorporated.......................      106,900
   1,950 Staples Incorporated............................       40,794
                                                               --------
                                                               152,294
                                                               --------

         Oil and Gas Drilling & Exploration Industry -- 0.15%
     612 Cimarex Energy Company..........................       40,502
                                                               --------


         Oil and Gas Refining & Marketing Industry -- 0.45%
   2,100 Hess Corporation................................      124,152
                                                               --------


         Oil & Gas Equipment & Services Industry -- 1.05%
   1,900 Cameron International Corporation...............       81,624
   1,700 Range Resources Corporation.....................       64,821
   6,300 Spectra Energy..................................      142,065
                                                               --------
                                                               288,510
                                                               --------

         Oilfield Services/Equipment Industry -- 1.64%
   1,500 Ensco International Incorporated................       67,095
   6,200 Halliburton Company.............................      205,034
   2,390 National Oilwell Varco Incorporated.............      106,283
   2,400 Rowan Companies Incorporated....................       72,864
                                                               --------
                                                               451,276
                                                               --------

         Packaging & Container Industry -- 1.43%
   5,300 Aptargroup Incorporated.........................      242,051
   1,800 Bemis Company Incorporated......................       57,150
   4,200 Sealed Air Corporation..........................       94,416
                                                               --------
                                                               393,617
                                                               --------

         Paper & Forest Products Industry -- 0.22%
      48 Kadant Incorporated.............................          908
   1,700 Plum Creek Timber Company.......................       60,010
                                                               --------
                                                                60,918
                                                               --------

         Personal Services Industry -- 0.24%
   3,685 Western Union Company...........................       65,114
                                                               --------


         Petroleum (Integrated) Industry -- 2.38%
   3,116 Devon Energy Corporation........................      201,730
   6,000 Marathon Oil Company............................      198,600
   2,400 Murphy Oil Corporation..........................      148,608
   2,900 Sunoco Incorporated.............................      105,850
                                                               --------
                                                               654,788
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Petroleum (Producing) Industry -- 1.22%
   1,400 Anadarko Petroleum Corporation..................       79,870
   2,600 Apache Corporation..............................      254,176
                                                               --------
                                                               334,046
                                                               --------

         Pharmaceutical Research and Development Industry --
         0.95%
   7,300 Gilead Sciences Incorporated....................      259,953
                                                               --------


         Publishing Industry -- 0.24%
   2,000 Mcgraw Hill Company Incorporated................       66,120
                                                               --------


         Railroad Industry -- 1.94%
   2,400 CSX Corporation.................................      132,768
   2,900 Norfolk Southern Corporation....................      172,579
   2,800 Union Pacific Corporation.......................      229,040
                                                               --------
                                                               534,387
                                                               --------

         Real Estate Investment Trust Industry -- 0.28%
     835 Simon Property Group Incorporated...............       77,438
                                                               --------


         Real Estate (Other) Industry -- 0.20%
   2,100 AMB Property....................................       55,587
                                                               --------


         Rental & Leasing Industry -- 0.06%
   1,200 United Rentals..................................       17,808
                                                               --------


         Restaurant Industry -- 1.25%
     700 Darden Restaurants Incorporated.................       29,946
   4,200 McDonalds Corporation...........................      312,942
                                                               --------
                                                               342,888
                                                               --------

         Retail Building Supply Industry -- 1.24%
  10,800 Home Depot Incorporated.........................      342,144
                                                               --------


         Retail (Online) Industry -- 0.57%
   1,000 Amazon Incorporated.............................      157,060
                                                               --------


         Retail (Special Lines) Industry -- 0.43%
   1,500 TJX Companies Incorporated......................       66,945
   1,100 Tiffany & Company...............................       51,689
                                                               --------
                                                               118,634
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Retail (Televisions, Radios, and Electronics)
         Industry -- 0.23%
   1,575 Best Buy........................................       64,307
                                                               --------


         Retail Store Industry -- 1.73%
   2,100 American Eagle Outfitters Incorporated..........       31,416
     800 BJ's Wholesale Club Incorporated................       33,200
   4,300 Borders Group Incorporated......................        5,117
   5,000 CVS/Caremark Corporation........................      157,350
   1,700 Costco Wholesale Corporation....................      109,633
     100 Foot Locker Incorporated........................        1,453
   1,100 Kohls Corporation...............................       57,948
   3,500 Macy's Group Incorporated ......................       80,780
                                                               --------
                                                               476,897
                                                               --------

         Securities Brokerage Industry -- 0.75%
   1,400 Goldman Sachs Group.............................      202,412
      87 Piper Jaffray Companies.........................        2,534
                                                               --------
                                                               204,946
                                                               --------

         Semiconductor Industry -- 2.86%
   1,800 Altera Corporation..............................       54,288
   2,200 Analog Devices Incorporated.....................       69,036
   1,800 Broadcom Corporation Class A....................       63,702
  17,400 Intel Corporation...............................      334,080
   1,800 LSI Corporation.................................        8,190
   2,200 Micron Technology Incorporated..................       15,862
   8,300 Motorola Incorporated...........................       70,799
   4,800 Texas Instruments...............................      130,272
   1,500 Xilinx Incorporated.............................       39,960
                                                               --------
                                                               786,189
                                                               --------

         Semiconductor Capital Equipment Industry -- 0.42%
   5,900 Applied Materials Incorporated..................       68,912
   1,000 KLA-Tencor Corporation..........................       35,230
     400 Novellus Systems Incorporated...................       10,632
                                                               --------
                                                               114,774
                                                               --------

         Shipping Services Industry -- 0.56%
   1,800 Seacor Holdings Incorporated....................      153,288
                                                               --------


         Shoe Industry -- 0.35%
   1,200 Nike Incorporated...............................       96,168
                                                               --------


         Specialty Eateries Industry -- 0.26%
   2,800 Starbucks Corporation...........................       71,540
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Steel (General) Industry -- 0.52%
     400 Cliffs Natural Resources Incorporated...........       25,568
   2,900 Nucor Corporation...............................      110,780
     400 Steel Dynamics Incorporated.....................        5,644
                                                               --------
                                                               141,992
                                                               --------

         Technology (Data Storage Devices) Industry -- 0.10%
   1,000 Western Digital.................................       28,390
                                                               --------


         Technology (Information) Services Industry --1.53%
     800 Google Incorporated Class A.....................      420,632
                                                               --------


         Technology (Technical and System Software)Industry
         -- 0.28%
   1,200 Cognizant Tech Solutions Class A................       77,364
                                                               --------


         Telecommunication Equipment Industry -- 1.50%
  18,300 Cisco Systems Incorporated......................      400,770
   1,400 Tellabs Incorporated............................       10,430
                                                               --------
                                                               411,200
                                                               --------

         Telecommunication Services Industry -- 5.61%
  24,790 A T & T Corporation.............................      708,994
     874 Centurylink Incorporated........................       34,488
   9,050 Comcast Corporation Class A.....................      163,624
   2,256 Frontier Communications Corporation.............       18,432
   6,900 Qualcomm Incorporated...........................      311,397
   9,400 Verizon Communications..........................      306,346
                                                             ---------
                                                             1,543,281
                                                             ---------

         Thrift Industry -- 0.01%
   2,900 Federal Home Loan Mortgage Association..........          858
   5,500 Federal National Mortgage Association...........        1,505
                                                               --------
                                                                 2,363
                                                               --------

         Toiletries/Cosmetics Industry -- 0.38%
   3,300 Avon Products Incorporated......................      105,963
                                                               --------


         Transportation Industry -- 0.25%
   2,400 Harley-Davidson Incorporated....................       68,256
                                                               --------


         Utilities (Natural Gas) Industry -- 0.63%
   5,900 Atmos Energy Corporation........................      172,575
                                                               --------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2010
                                  (Unaudited)

                                                                  Market
Quantity                                                           Value
         Utility (Diversified) Industry -- 0.72%
   4,800 CenterPoint Energy Incorporated.................       75,456
   4,300 UGI Corporation.................................      123,023
                                                               --------
                                                               198,479
                                                               --------

         Water Utility Industry -- 0.85%
  10,000 American Water Works Company....................      232,700
                                                               --------



         COMMON STOCK TOTAL..........................        $27,446,628
                                                             -----------



         CASH, RECEIVABLES & LIABILITIES 0.16%
         Cash & Other Assets Less Liabilities............         44,407
                                                                 -------



         TOTAL PORTFOLIO.................................    $27,491,036
                                                             ===========